Note 15 - Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Wet	Dry	Total

	Year Ended December 31, 2015	Year Ended December 31, 2015	Year Ended December 31, 2015

Operating revenue	$15,734	$12,076	$27,810

Commissions	(230)	(167)	(397)
Voyage expenses	(3,130)	(2,020)	(5,150)
Vessel operating expenses	(6,079)	(7,965)	(14,044)
General and administrative expenses	(11,002)	(11,097)	(22,099)
Operating loss before depreciation and amortization and impairment losses	(4,708)	(9,173)	(13,880)
Depreciation and amortization expense	(1,464)	(4,688)	(6,152)
Impairment losses	-	(1,214)	(1,214)
Segment operating loss	(6,172)	(15,075)	(21,246)
Interest and finance expense, net	(7,992)	(12,482)	(20,474)
Other (expense) / income, net	60	(127)	(67)
Gain on extinguishment of liabilities, net	523	2,901	3,424
Change in fair value of financial instruments	(63)	(64)	(127)
Loss on sale from vessels and other fixed assets, net	-	(177)	(177)
Loss before loss from Investments in Joint Ventures	$(13,644)	$(25,024)	$(38,667)

Total assets	$33,228	$87,544	$120,772
Goodwill	$236	$-	$236
Long lived assets	$29,745	$81,696	$111,440
	Wet	Dry	Total
	Year Ended December 31, 2014	Year Ended December 31, 2014	Year Ended December 31, 2014

Operating revenue	$1,352	$10,725	$12,077

Commissions	(17)	(1,149)	(1,166)
Voyage expenses	(469)	(1,171)	(1,640)
Vessel operating expenses	(824)	(5,699)	(6,523)
General and administrative expenses	(2,835)	(31,511)	(34,346)
Operating loss before depreciation and amortization and impairment losses	(2,793)	(28,805)	(31,598)
Depreciation and amortization expense	(179)	(3,610)	(3,789)
Impairment losses	-	(209)	(209)
Segment operating loss	(2,972)	(32,624)	(35,596)
Interest and finance expense, net	(516)	(5,354)	(5,870)
Other (expense) / income, net	22	520	542
Loss on sale and leaseback transaction	-	(1,150)	(1,150)
Change in fair value of financial instruments	(247)	(4,984)	(5,231)
Loss before loss from Investments in Joint Ventures	$(3,713)	$(43,592)	$(47,305)

Total assets	$31,825	$99,800	$131,625
Goodwill	$236	$-	$236
Long lived assets	$31,208	$90,036	$121,244